Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock	Stock Option Reserve	Warrant	AOCI Attributable to Parent	Retained Earnings	Noncontrolling Interest	Total
Balance, Equity at Mar. 31, 2015	$ 9,692,000	$ 1,312,000	$ 1,108,000	$ 0	$ (9,453,000)	$ 1,456,000	$ 4,115,000
Balance, Common stock outstanding at Mar. 31, 2015	206,776,000
Issued under private placement	$ 6,155	0	0	0	0	0	6,155
Issued under private placement	43,489,000
Private placement finder's fee	$ (308,000)	0	0	0	0	0	(308,000)
Finder's fee settled in shares	$ 308,000	0	0	0	0	0	308,000
Finder's fee settled in shares	2,174,000
Value of shares issued as compensation	$ 100,000	0	0	0	0	0	100,000
Value of shares issued as compensation	1,000,000
Shares and warrants issued by Biohaven to acquire intangible assets	$ 0	0	2,756,000	0	0	280,000	(3,036,000)
Options vested	0	3,764,000	0	0	0	0	3,764,000
Transfer of carrying cost on expiration of warrants	1,108,000	0	(1,108,000)	0	0	0	0
Shares issued	0	0	0	0	541,000	3,813,000	4,354,000
Unrealized gain on investment, available for sale							0
Realized gain transferred to income on disposition of Biohaven shares by sale and stock dividend							0
Net income (loss)	$ 0	0	0	0	(5,706,000)	(3,489,000)	$ (5,706,000)
Balance, Common stock outstanding at Mar. 31, 2016	253,439,000						253,439,000
Balance, Equity at Mar. 31, 2016	$ 17,055,000	5,076,000	2,756,000	0	(14,618,000)	2,060,000	$ 12,329,000
Value of shares issued as compensation	$ 1,305,000	0	0	0	0	0	1,305,000
Value of shares issued as compensation	7,250,000
Shares and warrants issued by Biohaven to acquire intangible assets							0
Options vested	$ 0	404,000	0	0	0	0	404,000
Unrealized gain on investment, available for sale	0	0	0	24,547,000	0	0	24,547,000
Loss of control of subsidiary	0	(3,774,000)	(2,756,000)	0	13,300,000	14,880,000	21,650,000
Options exercised							$ 2,725,654
Options exercised							18,471,026
Realized gain transferred to income on disposition of Biohaven shares by sale and stock dividend							$ 0
Net income (loss)	$ 0	0	0	0	16,299,000	(16,940,000)	$ 16,299,000
Balance, Common stock outstanding at Mar. 31, 2017	260,689,000						260,689,000
Balance, Equity at Mar. 31, 2017	$ 18,360,000	1,706,000	0	24,547,000	14,981,000	0	$ 59,594,000
Value of shares issued as compensation	$ 936,000	0	0	0	0	0	936,000
Value of shares issued as compensation	1,560,000
Shares and warrants issued by Biohaven to acquire intangible assets							0
Options vested	$ 0	193,000	0	0	0	0	193,000
Unrealized gain on investment, available for sale							0
Options exercised	$ 4,358,000	(1,632,000)	0	0	0	0	2,726,000
Options exercised	18,471,000
Realized gain transferred to income on disposition of Biohaven shares by sale and stock dividend	$ 0	0	0	(24,515,000)	0	0	(24,515,000)
Stock dividend of Biohaven shares	0	0	0	0	(153,056,000)	0	(153,056,000)
Net income (loss)	$ 0	0	0	0	123,741,000	0	$ 123,741,000
Balance, Common stock outstanding at Mar. 31, 2018	280,720,000						280,720,000
Balance, Equity at Mar. 31, 2018	$ 23,654,000	$ 267,000	$ 0	$ 32,000	$ (14,334,000)	$ 0	$ 9,619,000